RESEARCH AND DEVELOPMENT EXPENSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of disaggregation of revenue from contracts with customers [line items]
Research and development expenses	$ 5,284	$ 2,722	$ 2,968
Alzheimer's Disease Therapeutics [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Research and development expenses	2	4	9
Anti-Infectives [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Research and development expenses	4	3	5
BPH (Enlarged Prostate) and Prostate Cancer Therapeutics [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Research and development expenses	5,268	2,675	2,920
Tobacco Exposure Tests [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Research and development expenses	9	4
Research and Development Program [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Research and development expenses	$ 1	$ 36	$ 34